Concentrations (Details) (Customer Concentration Risk [Member], Sales [Member])	6 Months Ended
Jun. 30, 2013
Customer Concentration Risk [Member] | Sales [Member]
Concentrations (Details) [Line Items]
Concentration Risk, Percentage	10.00%